Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2013
Investments In Unconsolidated Joint Ventures [Abstract]
Investments In Unconsolidated Joint Ventures
Investments in Unconsolidated Joint Ventures
The investments in unconsolidated joint ventures consist of the following at December 31, 2013:

Entity	Properties	Nominal % Ownership
Square 407 Limited Partnership	Market Square North	50.0%
The Metropolitan Square Associates LLC	Metropolitan Square	51.0%
BP/CRF 901 New York Avenue LLC	901 New York Avenue	25.0%	(1)
WP Project Developer LLC	Wisconsin Place Land and Infrastructure	33.3%	(2)
RBP Joint Venture LLC	N/A	50.0%	(3)
Boston Properties Office Value-Added Fund, L.P.	N/A	39.5%	(4)
Annapolis Junction NFM, LLC	Annapolis Junction	50.0%	(5)
2 GCT Venture LLC	N/A	60.0%	(6)
540 Madison Venture LLC	540 Madison Avenue	60.0%
125 West 55th Street Venture LLC	N/A	60.0%	(7)
500 North Capitol LLC	500 North Capitol Street, NW	30.0%
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(1)	The Company’s economic ownership can increase based on the achievement of certain return thresholds.

(2)	The Company’s wholly-owned entity that owns the office component of the project also owns a 33.3% interest in the entity owning the land, parking and infrastructure of the project.

(3)	Eighth Avenue and 46th Street was sold on July 19, 2013.

(4)
The Company acquired Mountain View Research Park and Mountain View Technology Park from the Value-Added Fund on April 10, 2013 (See Note 3). As of December 31, 2013, the investment is comprised of undistributed cash.

(5)	Comprised of two buildings, one building under construction and two undeveloped land parcels.

(6)	Two Grand Central Tower was sold on October 25, 2011. As of December 31, 2013, the investment is comprised of undistributed cash.

(7)	125 West 55th Street was sold on May 30, 2013. As of December 31, 2013, the investment is comprised of undistributed cash.
Certain of the Company’s joint venture agreements include provisions whereby, at certain specified times, each partner has the right to initiate a purchase or sale of its interest in the joint ventures at an agreed upon fair value. Under these provisions, the Company is not compelled to purchase the interest of its outside joint venture partners.
The combined summarized balance sheets of the unconsolidated joint ventures are as follows:

	December 31, 2013	December 31, 2012
	(in thousands)
ASSETS
Real estate and development in process, net	$924,297	$4,494,971
Other assets	163,149	673,716
Total assets	$1,087,446	$5,168,687
LIABILITIES AND MEMBERS’/PARTNERS’ EQUITY
Mortgage and notes payable	$749,732	$3,039,922
Other liabilities	28,830	792,888
Members’/Partners’ equity	308,884	1,335,877
Total liabilities and members’/partners’ equity	$1,087,446	$5,168,687
Company’s share of equity	$154,726	$787,941
Basis differentials (1)	(28,642)	(128,025)
Carrying value of the Company’s investments in unconsolidated joint ventures	$126,084	$659,916
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(1)
This amount represents the aggregate difference between the Company’s historical cost basis and the basis reflected at the joint venture level, which is typically amortized over the life of the related assets and liabilities. Basis differentials occur from impairment of investments and upon the transfer of assets that were previously owned by the Company into a joint venture. In addition, certain acquisition, transaction and other costs may not be reflected in the net assets at the joint venture level.

The combined summarized statements of operations of the joint ventures are as follows:

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Total revenue (1)	$311,548	$564,205	$589,294
Expenses
Operating	105,319	162,665	170,404
Depreciation and amortization	86,088	163,134	190,437
Impairment losses	—	—	40,468
Total expenses	191,407	325,799	401,309
Operating income	120,141	238,406	187,985
Other income (expense)
Interest expense	(112,535)	(224,645)	(228,494)
Losses from early extinguishments of debt	(1,677)	—	—
Income (loss) from continuing operations	5,929	13,761	(40,509)
Gains on sales of real estate	14,207	990	—
Net income (loss)	$20,136	$14,751	$(40,509)

Company’s share of net income (loss)	$4,612	$6,863	$(25,374)
Gains on sales of real estate	54,501	—	46,166
Basis differential	(1,017)	1,732	27,226
Elimination of inter-entity interest on partner loan	16,978	40,483	37,878
Income from unconsolidated joint ventures	$75,074	$49,078	$85,896
Gains on consolidation of joint ventures	$385,991	$—	$—
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(1)
Includes straight-line rent adjustments of $7.8 million, $12.0 million and $21.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. Includes net below-market rent adjustments of $33.7 million, $91.1 million and $120.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Total revenue for the year ended December 31, 2012 includes termination income totaling approximately $19.6 million (of which the Company's share is approximately $11.8 million) related to a lease termination with a tenant at 767 Fifth Avenue (The General Motors Building).

On February 28, 2013, a joint venture in which the Company has a 50% interest completed and fully placed in-service Annapolis Junction Building Six, a Class A office property with approximately 119,000 net rentable square feet located in Annapolis, Maryland.

On March 31, 2013, a joint venture in which the Company has a 30% interest completed and fully placed in-service 500 North Capitol Street, NW, a Class A office redevelopment project with approximately 231,000 net rentable square feet located in Washington, DC.

On April 4, 2013, a joint venture in which the Company has a 50% interest obtained construction financing collateralized by its Annapolis Junction Building Seven development project located in Annapolis, Maryland totaling $22.0 million. The construction financing bears interest at a variable rate equal to LIBOR plus 1.65% per annum and matures on April 4, 2016, with two, one-year extension options, subject to certain conditions.

On April 10, 2013, the Company acquired the Mountain View Research Park and Mountain View Technology Park properties from its Value-Added Fund for an aggregate net purchase price of approximately $233.1 million. In conjunction with the acquisition, the Value-Added Fund repaid the mortgage loans collateralized by the Mountain View Research Park and Mountain View Technology Park properties totaling approximately $90.0 million and $20.0 million, respectively, as well as the outstanding loans payable to the Company's Operating Partnership totaling approximately $8.6 million and $3.7 million, respectively. The Mountain View Research Park and Mountain View Technology Park mortgage loans bore interest at variable rates equal to LIBOR plus 2.00% per annum and LIBOR plus 2.50% per annum, respectively, and were scheduled to mature on May 31, 2014 and November 22, 2014, respectively. The joint venture recognized a loss on early extinguishment of debt totaling approximately $0.4 million, of which the Company's share was approximately $0.2 million, consisting of the write-off of unamortized deferred financing costs. Prior to the acquisition, the Company's ownership interest in the properties was approximately 39.5%. As a result of the acquisition, the Company owns 100% of the properties and is accounting for them on a consolidated basis (See Note 3). The Company had previously recognized an impairment loss on its investment in the unconsolidated joint venture. As a result, the Company recognized a gain on its investment of approximately $26.5 million, which is included within gains on consolidation of joint ventures in the Company's consolidated statements of operations.

On May 30, 2013, a joint venture in which the Company has a 60% interest completed the sale of its 125 West 55th Street property located in New York City for a sale price of $470.0 million, including the assumption by the buyer of the mortgage loan collateralized by the property totaling approximately $198.6 million. The mortgage loan bore interest at a fixed rate of 6.09% per annum and was scheduled to mature on March 10, 2020. Net cash proceeds totaled approximately $253.7 million, of which the Company's share was approximately $152.2 million, after the payment of transaction costs. 125 West 55th Street is a Class A office property totaling approximately 588,000 net rentable square feet. The Company had previously recognized an impairment loss on its investment in the unconsolidated joint venture. As a result, the Company recognized a gain on sale of real estate totaling approximately $43.2 million, which is included within income from unconsolidated joint ventures in the Company's consolidated statements of operations.

On May 31, 2013, the Company's two joint venture partners in 767 Venture, LLC (the entity that owns 767 Fifth Avenue (the General Motors Building) located in New York City) transferred all of their interests in the joint venture to third parties. In connection with the transfer, the Company and its new joint venture partners modified the Company's relative decision making authority and consent rights with respect to the joint venture's assets and operations. These changes resulted in the Company having sufficient financial and operating control over 767 Venture, LLC such that the Company now accounts for the assets, liabilities and operations of 767 Venture, LLC on a consolidated basis in its financial statements instead of under the equity method of accounting (See Note 3). Upon consolidation, the Company recognized a non-cash gain on its investment of approximately $359.5 million, which is included within gains on consolidation of joint ventures in the Company's consolidated statements of operations.

On May 31, 2013, a joint venture in which the Company has a 30% interest refinanced its construction loan collateralized by 500 North Capitol Street, NW located in Washington, DC. The construction loan totaling approximately $90.6 million bore interest at a variable rate equal to LIBOR plus 1.65% per annum and was scheduled to mature on October 14, 2014. The joint venture recognized a loss on early extinguishment of debt totaling approximately $1.0 million, of which the Company's share was approximately $0.3 million, consisting of the write-off of unamortized deferred financing costs. The new mortgage loan totaling $105.0 million requires interest only payments at a fixed interest rate of 4.15% per annum and matures on June 6, 2023.

On June 5, 2013, a joint venture in which the Company has a 60% interest refinanced its mortgage loans collateralized by 540 Madison Avenue located in New York City. The mortgage loans aggregating approximately $118.0 million bore interest at a weighted-average fixed rate of 5.20% per annum and were scheduled to mature on July 11, 2013. The joint venture recognized a loss on early extinguishment of debt totaling approximately $0.3 million, of which the Company's share was approximately $0.2 million, related to the acceleration of the remaining balance of the historical fair value debt adjustment, which was the result of purchase accounting. The new mortgage loan totaling $120.0 million requires interest only payments at a variable rate equal to LIBOR plus 1.50% per annum and matures on June 5, 2018.

On July 19, 2013, a joint venture in which the Company has a 50% interest completed the sale of its Eighth Avenue and 46th Street project located in New York City for an imputed sale price of $45.0 million. The Eighth Avenue and 46th Street project is comprised of an assemblage of land parcels and air-rights. Net cash proceeds to the Company totaled approximately $21.8 million, after the payment of transaction costs. The joint venture had previously recognized an impairment loss on the property. As a result, the joint venture recognized a gain on sale of real estate totaling approximately $12.6 million, of which the Company's share was approximately $11.3 million. The Company's share of the gain on sale of real estate is reflective of the Company's share of the net proceeds from the imputed sale price and is included within income from unconsolidated joint ventures in the Company's consolidated statements of operations.

On September 26, 2013, a joint venture in which the Company has a 50% interest entered into a lease agreement for its Annapolis Junction Building Seven development project. Annapolis Junction Building Seven when completed will consist of a Class A office property with approximately 125,000 net rentable square feet located in Annapolis, Maryland.

On October 29, 2013, a joint venture in which the Company has a 50% interest exercised an option to extend the maturity date to November 17, 2014 of the construction financing collateralized by its Annapolis Junction Building Six property. The construction financing totaling approximately $14.0 million bears interest at a variable rate equal to LIBOR plus 1.65% per annum and was scheduled to mature on November 17, 2013. Annapolis Junction Building Six is a Class A office property with approximately 119,000 net rentable square feet located in Annapolis, Maryland.